Partners' Equity - Voting Rights (Details)	Dec. 31, 2024 director Vote item
Common units
Partners' Equity
Number of votes per unit | Vote	1
Preference units
Partners' Equity
Number of votes per unit | Vote	0
Percentage of units whose consent is required for certain events	66.67%
Number of directors that may be appointed | director	1
Minimum number of quarterly periods of distributions in arrears for unitholders to become entitled to elect director | item	6
Preference units | General partner
Partners' Equity
Number of directors that may be appointed | director	1